Leases (right of use assets and lease liabilities) (Details Narrative) - EUR (€)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Right of use assets	€ 46,800,000	€ 48,300,000
Amortisation expense	1,500,000
Exchange rate differences	900,000
Revaluation of lease liabilities	800,000
Lease liability	54,900,000	56,800,000
Lease payment	2,000,000.0
Exchange rate differences, lease liability	1,300,000
Interest expenses	500,000
Additions	100,000
Austria [member]
IfrsStatementLineItems [Line Items]
Land and buildings	23,500,000	24,000,000.0
Sweden [member]
IfrsStatementLineItems [Line Items]
Land and buildings	€ 21,100,000	€ 22,100,000